Goodwill	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Goodwill

NOTE 5—GOODWILL

Goodwill shows the following breakdown and changes during 2017 and 2018:

	As of December 31, 2016	Reclassification	Increase	Decrease	Impairments	Exchange differences	As of December 31, 2017
	(millions of euros)
Domestic	28,489						28,489
Core Domestic	28,077						28,077
International Wholesale	412						412
Brazil	1,123					(150)	973
Other operations	—						—

Total	29,612	—	—	—	—	(150)	29,462

	As of December 31, 2017	Reclassification	Increase	Decrease	Impairments	Exchange differences	As of December 31, 2018
	(millions of euros)
Domestic	28,489				(2,590)		25,899
Core Domestic	28,077				(2,450)		25,627
International Wholesale	412				(140)		272
Brazil	973					(103)	870
Other operations	—						—

Total	29,462	—	—	—	(2,590)	(103)	26,769

In accordance with IAS 36, goodwill is not subject to amortization, but is tested for impairment annually when preparing the company’s consolidated financial statements.

In 2018 Goodwill fell by 2,693 million euros, from 29,462 million euros at the end of 2017 to 26,769 million euros at December 31, 2018, due to the 2,590 million-euro impairment loss recognized during the year related to the Domestic Business Unit, as well as the goodwill allocated for the exchange difference of the Brazil Cash Generating Unit.

The Domestic Business Unit is made up of the Core Domestic CGU and the International Wholesale CGU. In relation to the Core Domestic CGU, as of September 30, 2018, events and circumstances of an exogenous and endogenous nature had occurred which led the company to carry out impairment testing on the CGU, this led to an impairment loss recognized for an amount of 2,000 million euros.

The impairment testing carried out during the preparation of the 2018 financial statements led to an additional impairment loss of 450 million euros of the goodwill attributed to the Core Domestic CGU—as well as an impairment loss of 140 million euros of goodwill attributed to the International Wholesale CGU.

The impairment testing did not reveal any impairment in relation to the Brazil CGU.

The gross carrying amounts of goodwill and the relative accumulated impairment losses from January 1, 2004 (date of allocation to the Cash Generating Units—CGUs) to December 31, 2018 and 2017 can be summarized as follows:

	As of December 31, 2018			As of December 31, 2017
	Gross carrying amount	Accumulated impairment losses	Net carrying amount	Gross carrying amount	Accumulated impairment losses	Net carrying amount
	(millions of euros)
Domestic	42,457	(16,558)	25,899	42,457	(13,968)	28,489
Core Domestic	42,045	(16,418)	25,627	42,045	(13,968)	28,077
International Wholesale	412	(140)	272	412	—	412
Brazil	1,077	(207)	870	1,204	(231)	973
Other operations	—	—	—	—	—	—

Total	43,534	(16,765)	26,769	43,661	(14,199)	29,462

The figures for the Brazil CGU are stated in euros, converted at the spot exchange rate at the closing date of the financial statements; the carrying amount of goodwill for the CGU corresponds to 3,854 million reais.

The impairment test was conducted at two levels; at the first level, the recoverable amount was estimated for the assets assigned to the individual cash-generating units to which goodwill is allocated; at the second level, the assets of the Group as a whole were considered.

With regard to the first level test, goodwill was allocated to the following cash-generating units (or groups of units):

Segment	Cash Generating Units (or groups of units)
Domestic	Core Domestic
International Wholesale
Brazil	Brazil

At December 31, 2018 the “recoverable amount” of the CGUs was equal to the greater of the “fair value less disposal costs” and the “value in use”.

The value used to determine the recoverable value were the value in use for Core Domestic, fair value for International Wholesale and Brazil. In particular, for Brazil, the fair value was determined on the basis of the market capitalization at the end of the period; for International Wholesale, the fair value was determined on the basis of direct market multiples relating to a sample of comparable companies, taking into account the average values of the Enterprise Value/EBITDA ratio, applied to the forecast 2019 EBITDA of the CGU (level 3 fair value in the reference standard’s hierarchy, corresponding to “prices calculated using inputs that are not based on observable market data”).

The values used were expressed in the local currency, and hence in EUR for the Core Domestic and International Wholesale CGUs and BRL for the Brazil CGU. For the Brazil CGU, the recoverable amount of the assets was denominated in the functional currency and subsequently translated at the spot exchange rate at the reporting date.

For the Core Domestic CGU value in use estimates were made, in accordance with IAS 36 and with valuation principles and best practices, based on the expected cash flows in different scenarios. The various expected cash flows were then summarized into an average normal cash flow, determined with the aid of Experts (expert appraisers and industry experts) and based on the data from the 2019-2021 Industrial Plan approved by the Board of Directors. The expected average cash flows were measured for the three years of the 2019-2021 Industrial Plan, plus an additional two years on the basis of extrapolated data, for which future cash flows were explicitly forecast for a period of five years (2019-2023). The extrapolation of data for 2022-2023 enabled market and competition trends that will become manifest beyond the time horizon of the Industrial Plan to be captured.

For the estimate of the terminal value, the sustainable long-term cash flow was assumed to be the extrapolation of the estimated cash flow at 2023, adjusted as necessary to take into consideration a suitable level of long-term capital expenditure. Furthermore, with specific reference to the valuation of the incremental share of the value deriving from 5G license use and therefore from the development of new and innovative business areas, an evaluation model has been adopted that takes into account the net incremental flows for a period of defined time which only concerns the duration of the license. This approach is consistent with the need in the value used to capture on one hand the outgoing flows deriving from the payment of the license (2019-2022) and the supporting capex, and on the other to capture the positive net flows from the incremental business component of the license acquisition that will develop over a broad period of time and over the 5 years of explicit forecast.

The Industrial Plan (2019-2021) incorporates some valuations of potential risk factors and the actions adopted to mitigate them. In defining the average normal flows for the purposes of impairment testing, management, with the help of the experts, identified additional risk factors, modifying the amount and/or distribution over time of future cash flows, giving a greater weighting to external data available.

The cost of capital used to discount the future cash flows for estimating the value in use of the Core Domestic:

•	was estimated using the Capital Asset Pricing Model (CAPM), which is one of the generally accepted application criteria referred to in IAS 36;

•

reflects the current market estimates of the time value of money and the specific risks of the groups of assets; it includes appropriate yield premiums for country risk and the risk associated with the depreciation of the currency of denomination of the cash flows;

•	was calculated using comparative market parameters to estimate the “Beta coefficient” and the weighting coefficient of the equity and debt capital components.

Details are provided below for the Core domestic CGU:

•	of the weighted average cost of capital (WACC rate) used to discount the future cash flows, and the equivalent rate before tax;

•	of the growth rate used to estimate the residual value after the explicit forecast period (the G-Rate), expressed in nominal terms and related to the cash flows in its functional currency;

•	of the implicit capitalization rates resulting from the difference between the cost of capital, after tax, and the G-Rate.

Principal parameters for the estimates of value in use

Core Domestic
%
WACC	6.60
WACC before tax	8.91
Growth rate beyond the explicit period (g)	0.50
Capitalization rate net of tax (WACC -g )	6.10
Capitalization rate before taxes (WACC -g )	8.41
Capex/Revenues, % perpetual	20.15

The growth rate of the terminal value “g” of the Core Domestic CGU was estimated taking into account the expected outlook during the explicit forecast period and are consistent with the range of growth rates applied by analysts who monitor TIM shares.

In estimating the level of capital expenditure required to sustain the perpetual generation of cash flows after the explicit forecast period, according to the phase of capital expenditure, competitive positioning and the technological infrastructure operated were taken into account.

In addition to average normal cash flows, to take into account the market operator’s perspective, sensitivity analyses were conducted on the risk factors identified with the experts to determine the value in use of the Core Domestic CGU.

The difference between the recoverable amounts and the net carrying amounts of the CGUs considered totaled:

	Core Domestic	International Wholesale	Brazil
	(millions of euros)
Difference between recoverable amounts and net carrying amounts	(2,450)	(140)	1,246

Therefore, in the light of the factors above, the impairment loss of the goodwill allocated to the Core Domestic Cash Generating Unit amounted to 2,450 million euros and the impairment loss of the goodwill allocated to the International Wholesale Cash Generating Unit is equal 140 million euros.

The Brazil Cash Generating Unit on the other hand showed a positive difference of 1.2 billion euros. As the recoverable amount, determined on the basis of fair value, was higher than the carrying amounts, the value in use was not calculated for the Brazil CGU.

In relation to the Brazil CGU, the sensitivity analyzes showed that the change necessary to make the recoverable value equal to the carrying amount was equal to -25% of the share value.

With regard to value testing at overall Group level, the sum of the recoverable amounts of all the CGUs was compared against the carrying amount of the net operating assets in the consolidated financial statements. No impairment losses were recorded at this additional level of impairment testing.